Segment information	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Segment information
21. Segment information:

Effective January 2018, commensurate with the commercial launch of Westport HPDI 2.0™, the Company restructured its business segments to allow for further integration of product offerings. Accordingly, from that date, the Westport HPDI 2.0™ product line and all other technology related activities previously reported under the Corporate & Technology segment have been combined with the previously reported Automotive business segment and renamed Transportation.

Under the organization structure in effect from January 2018, the Company manages and reports the results of its business through three segments: Transportation, the CWI Joint Venture, and Corporate. This reflects the manner in which operating decisions and the assessment of business performance is currently managed by the Chief Operating Decision Maker ("CODM"). All comparative figures presented have been revised to reflect this change.

The financial information for the Company’s business segments evaluated by the CODM includes the results of CWI as if they were consolidated, which is consistent with the way the Company manages its business segments. As CWI is accounted for under the equity method of accounting, an adjustment is reflected in the tables below to reconcile the segment measures to the Company’s consolidated measures.

Transportation Business Segment

Westport Fuel Systems' Transportation group designs, manufactures, and sells alternative fuel systems and components for transportation applications.  The Company's diverse product offerings are sold under established global brands and include a broad range of alternative fuels which have environmental and economic advantages including: liquefied petroleum gas (“LPG”), compressed natural gas ("CNG"), liquefied natural gas (“LNG”), renewable natural gas (“RNG”), and hydrogen. The Company supplies its products and services through a global network of distributors and original equipment manufacturers (“OEMs”) and delayed OEMs ("DOEMs") in more than 70 countries. Today, our products and services are available for passenger cars, light-, medium- and heavy-duty trucks, high horsepower, cryogenics, and hydrogen applications.

The Transportation segment includes the independent aftermarket ("IAM"), OEMs and DOEMs, the Westport HPDI 2.0™ product line, electronics, current and advanced research and development programs, supply chain, and product planning activities.

An agreement to sell the CNG Compressor business was announced during the second quarter of 2018 and closed in the third quarter of 2018, and as a result, the revenues and expenses related to this business were reclassified to discontinued operations with effect from the second quarter of 2018 and all comparative figures presented have been revised to reflect this reclassification.

Cummins Westport Inc. ("CWI") Joint Venture

CWI serves the medium- and heavy-duty on-highway engine markets. CWI engines are offered by many OEMs for use in transit, school and shuttle buses, conventional trucks and tractors, and refuse collection trucks, as well as specialty vehicles such as short-haul port drayage trucks and street sweepers. CWI is the leading supplier of natural gas engines to the North American medium- and heavy-duty truck and transit bus industries.

All CWI natural gas engines are dedicated 100% natural gas engines. The fuel for CWI engines can be carried in tanks on the vehicle as CNG or LNG. All engines are also capable of operating on RNG.

CWI is a Delaware corporation owned 50% by Westport Power Inc., a wholly-owned subsidiary of Westport Fuel Systems, and 50% by Cummins. The board of directors of CWI is comprised of three representatives from each of Westport Fuel Systems and Cummins. On February 19, 2012, Westport Fuel Systems, Cummins and CWI entered into a Second Amended and Restated Joint Venture Agreement governing the operations of CWI which amended the focus of CWI's future product development investments to North American markets, including engines for on-road applications between the displacement range of 5.9 litres through 12 litres, and to have these engines manufactured in Cummins' North American plants.

21. Segment information (continued):

The purpose of the joint venture is to engage in the business of developing, marketing and selling spark-ignited natural gas or propane engines for on-highway use. CWI utilizes Cummins' supply chain, back office systems and distribution and sales networks. The joint venture term is scheduled to end on December 31, 2021.

Corporate Business Segment

The Corporate business segment is responsible for public company activities, corporate oversight and general administrative duties, as well as research and development expenses relating to the protection of the Company's intellectual property; in particular, the costs associated with patenting our innovations and registering our trademarks, and maintaining our patent and trademark portfolios.

Weichai Westport Inc. ("WWI")

The Company has not considered WWI a business segment since March 31, 2016 due to the Company's reduced interest pursuant to a sale to the Cartesian Entities as discussed in note 9(b).
Financial information by business segment as follows:

	Years ended December 31,
	2018	2017	2016
Revenue:
Transportation	$270,283	$229,833	$167,181
CWI	319,405	317,297	276,465
WWI	—	—	29,931
Total segment revenues	$589,688	$547,130	$473,577
Less: equity investees' revenue	(319,405)	(317,297)	(306,396)
Consolidated revenue from continuing operations	$270,283	$229,833	$167,181
Consolidated revenue from discontinuing operations	$8,837	$46,268	$57,715

	Years ended December 31,
	2018	2017	2016
Operating income (loss):
Transportation	$(10,706)	$(40,638)	$(63,608)
CWI	55,411	57,276	29,782
Corporate	(31,511)	(22,256)	(31,923)
Restructuring costs	(808)	(1,682)	(19,000)
Foreign exchange loss	(8,957)	(562)	(6,565)
Impairments on long lived assets, net (note 10)	(736)	(1,550)	(4,843)
WWI	—	—	718
Total segment operating income (loss)	2,693	(9,412)	(95,439)
Less: equity investees’ operating income	(55,411)	(57,276)	(30,500)
Consolidated loss from continuing operations	$(52,718)	$(66,688)	$(125,939)
Consolidated income (loss) from discontinued operations	$(972)	$909	$4,066

21. Segment information (continued):

	Years ended December 31,
	2018	2017	2016

Total additions to long-lived assets, excluding business combinations:
Transportation	$10,062	$25,177	$8,181
Corporate	211	111	473
	$10,273	$25,288	$8,654
It is impracticable for the Company to provide geographical revenue information by individual countries; however, it is practicable to provide it by geographical regions.  Product and service and other revenues are attributable to geographical regions based on location of the Company’s customers and presented as a percentage of the Company’s product and service revenues are as follows:

	% of total product revenue and service and other revenue
	Years ended December 31,
	2018	2017	2016
Europe	62%	60%	63%
Americas	18%	20%	23%
Asia	10%	12%	12%
Others	10%	8%	2%

As at December 31, 2018, total goodwill of $3,170 (December 31, 2017 - $3,324) was allocated to the Automotive segment.

As at December 31, 2018, total long-term investments of $8,269 (December 31, 2017 - $8,756) were allocated to the Corporate segment and $549 (December 31, 2017 - $546) to the Transportation segment.

Total assets are allocated as follows:

	Total assets by operating segment
	Years ended December 31
	2018	2017
Transportation	$236,340	$254,037
Corporate	31,912	42,593
CWI	112,053	131,986
	$380,305	$428,616
Add: assets held for sale	1,676	16,992
Less: equity investee's total assets	(112,053)	(131,986)
Total consolidated assets	$269,928	$313,622
The Company’s long-lived assets consist of property, plant and equipment (fixed assets), intangible assets and goodwill.

Long-lived assets information by geographic area:

December 31, 2018	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$23,470	$16,067	$39,537
Canada	35,089	237	35,326
United States	1,210	—	1,210
Rest of Europe	2,870	3,695	6,565
Asia Pacific	1,726	—	1,726
	64,365	19,999	84,364
Less: equity investee's long lived assets	(934)	—	(934)
Total consolidated long-lived assets	$63,431	$19,999	$83,430

December 31, 2017 (Adjusted, note 6)	Property, plant and equipment	Intangible assets and goodwill	Total
Italy	$24,660	$19,476	$44,136
Canada	39,732	317	40,049
United States	1,587	—	1,587
Rest of Europe	2,859	4,474	7,333
Asia Pacific	2,211	—	2,211
	71,049	24,267	95,316
Less: equity investee's long lived assets	(1,245)	—	(1,245)
Total consolidated long-lived assets	$69,804	$24,267	$94,071